Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	$ 836	$ 836
Finite-Lived Intangible Assets, Accumulated Amortization	(324)	(314)
Intangible Assets, Net (Excluding Goodwill)	512	522
Trade Names [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	460	460
Finite-Lived Intangible Assets, Accumulated Amortization
Intangible Assets, Net (Excluding Goodwill)	460	460
Computer Software, Intangible Asset [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	276	276
Finite-Lived Intangible Assets, Accumulated Amortization	(276)	(276)
Intangible Assets, Net (Excluding Goodwill)
Others [Member]
Schedule of Intangible Assets, Net [Line Items]
Finite-Lived Intangible Assets, Gross	100	100
Finite-Lived Intangible Assets, Accumulated Amortization	(48)	(38)
Intangible Assets, Net (Excluding Goodwill)	$ 52	$ 62